Results for the year - Research and development costs - Research and Development Costs by Business Segment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Research and development costs	kr 14,220	kr 14,805	kr 14,014